10. INCOME TAXES (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Income (loss) before tax	CAD 585,298	CAD 376,806	CAD (178,210)
Multiplied by the statutory income tax rates	26.60%	26.61%	26.53%
Tax expenses income at applicable tax rate	CAD 155,689	CAD 100,268	CAD (47,279)
Income tax recorded at rates different from the Canadian tax rate	309	(6,410)	1,887
Permanent differences	(46,383)	15,594	62,025
Effect on deferred tax balances due to changes in income tax rates	(2,120)	(140)	1,554
Effect of temporary differences not recognized as deferred tax assets	(25,789)	(27,286)	76,009
Previously unrecognized tax losses and credits			(4,392)
Reversal of tax reserve
Other	(1,461)	1,880	(1,075)
Tax expense	CAD 80,245	CAD 83,906	CAD 88,729
Effective income tax rate	13.71%	22.27%	(49.79%)